Summary of Significant Accounting Policies - Schedule of Change in the Fair Value Measurement Using Significant Inputs (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Preferred stock warrant liability (Predecessor):
Balance at beginning	$ 320,117
Gain on revaluation of warrant liability	(320,117)
Balance at ending
Earnout liability (Successor):
Balance at beginning		4,900,000	20,000	4,900,000
Gain on revaluation of earnout liability		(1,800,000)
Balance at ending	$ 4,900,000	$ 3,100,000	$ 20,000	$ 20,000